Disposals and impairment (Tables)	12 Months Ended
Dec. 31, 2017
Impairment Of Assets [Abstract]
Summary of amounts recognized in the income statement in respect of disposals and impairments
The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2017	2016	2015
Gains on sale of businesses and fixed assets
Upstream	526	557	324
Downstream	674	561	316
Other businesses and corporate	10	14	26
	1,210	1,132	666

			$ million
	2017	2016	2015
Losses on sale of businesses and fixed assets
Upstream	127	169	124
Downstream	88	89	98
Other businesses and corporate	—	3	41
	215	261	263
Impairment losses
Upstream	1,138	1,022	2,484
Downstream	69	84	265
Other businesses and corporate	32	11	155
	1,239	1,117	2,904
Impairment reversals
Upstream	(176)	(3,025)	(1,080)
Downstream	(62)	(17)	(178)
	(238)	(3,042)	(1,258)
Impairment and losses on sale of businesses and fixed assets	1,216	(1,664)	1,909

Summary of disposal proceeds and principal gains and losses on disposals by segment
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2017	2016	2015
Proceeds from disposals of fixed assets	2,936	1,372	1,066
Proceeds from disposals of businesses, net of cash disposed	478	1,259	1,726
	3,414	2,631	2,792
By business
Upstream	1,183	839	769
Downstream	2,078	1,646	1,747
Other businesses and corporate	153	146	276
	3,414	2,631	2,792

Summary financial information relating to the sale of business
Summarized financial information relating to the sale of businesses is shown in the table below. The principal transaction categorized as a business disposal in 2017 was the disposal of our interest in the Forties Pipeline System in the North Sea. The principal transactions categorized as business disposals in 2016 were the contribution of BP’s Norwegian upstream business into Aker BP ASA and the dissolution of the group’s German refining joint operation with Rosneft. The principal transactions categorized as business disposals in 2015 were the sales of our interests in the Central Area Transmission System in the North Sea and in the UTA European fuel cards business.

			$ million
	2017	2016	2015
Non-current assets	735	4,794	154
Current assets	57	1,202	80
Non-current liabilities	(173)	(2,558)	(70)
Current liabilities	(86)	(532)	(50)
Total carrying amount of net assets disposed	533	2,906	114
Recycling of foreign exchange on disposal	—	25	16
Costs on disposal[a]	3	229	8
	536	3,160	138
Gains on sale of businesses[b]	44	593	446
Total consideration	580	3,753	584
Non-cash consideration[c]	(216)	(2,698)	—
Consideration received (receivable)[d]	121	223	1,116
Proceeds from the sale of businesses related to completed transactions	485	1,278	1,700
Deposits[e]	(7)	(19)	26
Proceeds from the sale of businesses, net of cash disposed[f]	478	1,259	1,726
[a] 2016 includes amounts relating to the remeasurement to fair value of certain assets as a result of the dissolution of our German refining joint operation with Rosneft.
[b] 2016 gains on sale of businesses include deferred amounts not recognized in the income statement.
[c] 2016 non-cash consideration principally relates to the contribution of BP’s Norwegian upstream business into Aker BP ASA in exchange for 30% interest in Aker BP ASA and the dissolution of the group’s German refining joint operation with Rosneft.
[d] Consideration received from prior year business disposals or to be received from current year disposals. 2015 included $1,079 million of proceeds from our Toledo refinery partner, Husky Energy, in place of capital commitments relating to the original divestment transaction that have not been subsequently sanctioned.
[e] Proceeds received in the current year in advance of business disposals, less deposits received in prior years in relation to business disposals completed in the current year.
[f] Proceeds are stated net of cash and cash equivalents disposed of $25 million (2016 $676 million and 2015 $9 million).